OMB APPROVAL
OMB Number:	3235-0582
Expires:	March 31, 2018
Estimated average burden
hours per response:	7.2

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05769

Invesco High Income Trust II

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

John M. Zerr, Esquire

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 7/01/14 – 06/30/15

        Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05769
Reporting Period: 07/01/2014 - 06/30/2015
Invesco High Income Trust II

==================== Invesco High Income Trust II  =============================

Emerald Plantation Holdings Limited

Ticker:                      Security ID: 29101WAA4
Meeting Date: MAR 10, 2015   Meeting Type: Written Consent
Record Date: FEB 11, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Amend the Definition of "Permitted Inve For       Abstain      Management
      stment "
2     Amend the Definition of "Asset Sale" to For       Abstain      Management
       Include New Defined Term, "Greenheart
      Sale"
3     Amend the Definition of "Change of Cont For       Abstain      Management
      rol" by Deleting, "or the Sale of All o
      r Substantially All the Assets of the C
      ompany to Another Person (Other Than an
       Entire Sale Transaction)"
4     Amend Section 5.01 by Deleting Sub-sect For       Abstain      Management
      ions (a)(4) and (b)(4)
5     Waive All Past Defaults in Connection w For       Abstain      Management
      ith the Company's Funding of the Sino-F
      orest Litigation Trust

--------------------------------------------------------------------------------

Emerald Plantation Holdings Limited

Ticker: EMEXF US             Security ID: G30337102
Meeting Date: JUN 23, 2015   Meeting Type: Annual
Record Date: MAY 26, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Consolidated Financial Statement For       Against      Management
      s

--------------------------------------------------------------------------------

General Motors Company

Ticker: GM US                Security ID: 37045V100
Meeting Date: JUN 9, 2015    Meeting Type: Annual
Record Date: APR 10, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Joseph J. Ashton         For       For          Management
1b    Elect Director Mary T. Barra            For       For          Management
1c    Elect Director Stephen J. Girsky        For       For          Management
1d    Elect Director Linda R. Gooden          For       For          Management
1e    Elect Director Joseph Jimenez, Jr.      For       For          Management
1f    Elect Director Kathryn V. Marinello     For       For          Management
1g    Elect Director Michael G. Mullen        For       For          Management
1h    Elect Director James J. Mulva           For       For          Management
1i    Elect Director Patricia F. Russo        For       For          Management
1j    Elect Director Thomas M. Schoewe        For       For          Management
1k    Elect Director Theodore M. Solso        For       For          Management
1l    Elect Director Carol M. Stephenson      For       For          Management
2     Ratify Deloitte & Touche LLP as Auditor For       For          Management
      s
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
4     Require Independent Board Chairman      Against   Against      Shareholder
5     Provide for Cumulative Voting           Against   For          Shareholder

--------------------------------------------------------------------------------

Verso Corporation

Ticker: VRS US               Security ID: 92531L108
Meeting Date: MAY 21, 2015   Meeting Type: Annual
Record Date: APR 7, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert M. Amen           For       For          Management
1.2   Elect Director Thomas Gutierrez         For       For          Management
1.3   Elect Director Eric L. Press            For       For          Management
1.4   Elect Director L.H. Puckett, Jr.        For       For          Management
2     Ratify Deloitte & Touche LLP as Auditor For       For          Management
      s

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) INVESCO HIGH INCOME TRUST II

By (Signature and Title)*	/s/ PHILIP A. TAYLOR
Philip A. Taylor
Principal Executive Officer

Date     August 14, 2015

*	Please print the name and title of the signing officer below the signature